Share-based Compensation	12 Months Ended
Dec. 31, 2024
Share-based Payment Arrangement [Abstract]
Share-based Compensation
15.	Share-based Compensation
In order to provide additional incentives to employees and to promote the success of the Group’s business, the Group adopted a share incentive plan that was approved by the Board of Directors on December 23, 2016 (the 2015 Plan).
As of the date of December 31, 2024, under
the 2015 Plan, the
maximum

aggregate number of ordinary shares that may be issued pursuant to all share-based awards (including restricted shares, RSUs and share options) is 8,867,053 ordinary shares.
In September 2019, the Company’s Board of Directors approved the 2019 Share Incentive Plan (the 2019 Plan), which become effective upon the completion of the Company’s IPO on December 12, 2019.
As of the date of December 31, 2024, under
the 2019 Plan, the
 maximum

aggregate number of ordinary shares that may be issued pursuant to all share-based awards (including restricted shares, RSUs and share options) is 13,941,558 ordinary shares
.

In
December
2023, the Company’s Board of Directors approved the 2023 Share Incentive Plan (the 2023 Plan), which become effective on
December

22
, 2023.
As of the date of December 31, 2024, under
the 2023 Plan, the
maximum

aggregate number of ordinary shares that may be issued pursuant to all share-based awards (including restricted shares, RSUs and share options) is 11,905,990 ordinary shares.
Pursuant to 2015 Plan, 2029 Plan and 2023 Plan (collectively, the “Plans”), the members of the Board, consultant or employees are entitled to be granted share-based awards.
The Company granted a total of 876,380 and 6,114,000 RSUs
and 394,820 share options
to the Group’s employees under the 2019 Plan for the years ended December 31, 2022
,
2023 and
2024 a
nd
a total of 2,305,100 RSUs and 5,124,500 share options to the Group’s employees under the 2023 Plan for the year ended December 31, 2024. All of the RSUs and shares options are subject to service conditions and vest over the periods ranging from half-year
to four-year, starting from the vesting inception date.

RSUs
The following table summarizes the Company’s RSUs activity under the Plans:

	Number of RSUs	Weighted average grant date fair value	Weighted average remaining contractual life
		(US$ per share)	(Years)
Unvested, December 31, 2021	4,119,500	9.4561	2.67
Granted	876,380	1.8800
Vested	(2,034,880)	7.2254
Forfeited	(283,000)	7.5431
Unvested, December 31, 2022	2,678,000	8.8740	1.90
Granted	6,114,000	8.9809
Vested	(2,255,250)	7.8054
Forfeited	(9,000)	3.8500
Unvested, December 31, 2023	6,527,750	9.3503	3.12
Granted	2,305,100	7.1700
Vested	(2,460,000)	9.4054
Forfeited	(4,000)	2.3500

Unvested, December 31, 2024	6,368,850	8.5449	2.09

Expected to vest as of December 31, 2024	6,368,850

The total share-based compensation expenses relating to RSUs for the years ended December 31, 2022, 2023 and 2024 were RMB96,898, RMB151,485 and RMB180,748 (US$24,762
)
, respectively.
Total share-based compensation expense relating to RSUs capitalized to inventory was not material for any of the periods presented.
As of December 31, 2024, there was RMB342,099 (US$46,867) of unrecognized share-based compensation expenses related to RSUs which is expected to be recognized over a weighted average vesting period of 2.09 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.

Share options
The following table summarizes the Company’s share options activity under the 2015 Plan:

	Number of share options	Weighted average grant date fair value	Weighted average exercise price
		(US$ per share)	(US$ per share)
Outstanding as of January 1 and December 31, 2024	53,737	2.2624	5.8853

Vested and expected to vest as of December 31, 2024	53,737	2.2624	5.8853

Exercisable as of December 31, 2024	53,737	2.2624	5.8853

The following table summarizes the Company’s share options activity under the 2023 Plan:

	Number of options	Weighted average grant date fair value	Weighted average exercise price
		(US$ per share)	(US$ per share)
Unvested, December 31, 2023	—	—	—
Granted	5,519,320	5.1312	0.0001
Vested	(2,413,570)	5.1487	0.0001
Forfeited	(34,500)	4.7675	0.0001

Unvested, December 31, 2024	3,071,250	5.0436	0.0001

Expected to vest as of December 31, 2024	3,071,250

The Group calculated the estimated fair value of the share options under the 2023 Plan on the grant date using the Black-Scholes valuation model. Assumptions used to determine the fair value of the share options granted under the 2023 Plan is summarized in the following table:

	For the year ended December 31, 2024
			Batch 1	Batch 2
Term in years			9.9	9.3
Volatility			78.00%	74.30%
Discount rate			4.20%	3.70%
Fair value per ordinary share	US$	per share	4.77	7.17
The total share-based compensation expenses relating to share options for the years ended December 31, 2022, 2023 and 2024 were nil, nil and RMB92,376 (US$12,655), respectively. Total share-based compensation expense relating to share options capitalized to inventory was not material for any of the periods presented.
As of December 31, 2024, there was RMB111,407 (US$15,263) of unrecognized share-based compensation expenses related to share options which is expected to be recognized over a weighted average vesting period of 3.07 years. Total unrecognized compensation cost may be adjusted for actual forfeitures occurring in the future.
Total share-based compensation expenses relating to RSUs and share options granted to employees recognized for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Sales and marketing expenses	22,125	18,958	65,597	8,987
General and administrative expenses	38,452	79,327	134,984	18,493
Research and development expenses	36,321	53,200	72,543	9,938

	96,898	151,485	273,124	37,418

In July 2024, the Company’s Board of Directors approved the share-based compensation modification by accelerating and adjusting the vesting of 562,500 share options which shall be vested in next three years according to original vesting schedule, resulting in share-based compensation expense of RMB19,028
(US$2,607)

for the year ended December 31, 2024.